ACQUISITION (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-Current portion of promissory note	$ 600,000	$ 800,000
Promissory note
Disclosure of detailed information about borrowings [line items]
Carrying amount, January 1	1,000,000	0
Issuance of promissory note	0	1,000,000
Repayment of promissory note	(200,000)	0
Carrying amount	800,000	1,000,000
less: Current portion of promissory note	(200,000)	(200,000)
Non-Current portion of promissory note	$ 600,000	$ 800,000